SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021
Summary Of Significant Accounting Policy [Line Items]
Offering costs	$ 5,716
Underwriting fees		$ 4,860,057
Other offering costs		581,484
Unrecognized tax benefits accrued for interest and penalties	$ 0	0
Unrecognized tax benefits		$ 0
Shares excluded from calculation of diluted loss per share		11,523,444
Cash equivalents		$ 0
Public Warrants
Summary Of Significant Accounting Policy [Line Items]
Warrants outstanding | shares		6,075,072
Private Placement Warrants [Member]
Summary Of Significant Accounting Policy [Line Items]
Warrants outstanding | shares		5,448,372
Initial Public Offering
Summary Of Significant Accounting Policy [Line Items]
Offering costs		$ 13,946,641
Underwriting fees		4,860,057
Deferred underwriting fees		8,505,100
Other offering costs		581,484
Offering costs charged to shareholders' equity		13,647,105
Initial Public Offering | Public Warrants
Summary Of Significant Accounting Policy [Line Items]
Offering costs		$ 299,523
Class B Common Stock
Summary Of Significant Accounting Policy [Line Items]
Shares subject to forfeiture	825,000	249,928	825,000
Class B Common Stock | Over-Allotment Option [Member] | Founder Shares [Member] | Sponsor [Member]
Summary Of Significant Accounting Policy [Line Items]
Shares subject to forfeiture	825,000